UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4066

					Cash Assets Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	3/31

				Date of reporting period:	9/30/09



						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.



                                   SEMI-ANNUAL
                                     REPORT

                               SEPTEMBER 30, 2009


                                     PACIFIC
                                CAPITAL FUNDS(R)
                                       OF
                                CASH ASSETS TRUST


                        PACIFIC CAPITAL CASH ASSETS TRUST

                            PACIFIC CAPITAL TAX-FREE
                                CASH ASSETS TRUST

                         PACIFIC CAPITAL U.S. GOVERNMENT
                          SECURITIES CASH ASSETS TRUST


                          [LOGO OF THE PACIFIC CAPITAL
                          FUNDS OF CASH ASSETS TRUST: A
                         LION STANDING ON A TWISTED ROPE
                            AND A SALE TO THE LEFT OF
                                    PACIFIC]]


                                A CASH MANAGEMENT
                                   INVESTMENT

[LOGO OF THE PACIFIC CAPITAL
FUNDS OF CASH ASSETS TRUST: A
LION STANDING ON A TWISTED ROPE
AND A SALE TO THE LEFT OF
PACIFIC]]

                                     PACIFIC
                                CAPITAL FUNDS(R)
                                       OF
                                CASH ASSETS TRUST
                               SEMI-ANNUAL REPORT

                                                                  November, 2009

Dear Investor:

We are pleased to provide you with the Semi-Annual Report for the Pacific Capital Funds of Cash Assets Trust for the six-month period ended September 30, 2009.

The enclosed Semi-Annual Report includes the three series of Cash Assets Trust (the "Trust") - Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Assets Trust (the "Funds") and their two classes of shares, Original Shares and Service Shares.

              ***************************************************

YOUR INVESTMENT

We want to take this opportunity to reiterate that safety of principal is first and foremost in the eyes of your Board of Trustees, Investment Adviser and Administrator when managing your cash reserves. As such, the Trust's investment management team continues to follow carefully economic developments, financial markets and interest rate movements for each of the Trust's portfolios.

It is expected that the Federal Reserve will continue to keep its historically low overnight lending rate, which began in December of 2008, close to zero percent for the near-term future in order to aid the nation's economic recovery. While competitive returns are sought, they have been challenging to achieve in the current economic environment in which the historically low federal funds rate has contributed to lower yields.

ACTION TAKEN

In continued response to current economic conditions, a) the Adviser and Administrator continued to waive, and may continue to waive, portions of their management fees for each of the Funds; and b) payments of certain fees under each of the Funds' Distribution Plans for Service Shares have continued to be reduced and may continue to be reduced.

As previously reported, while there is no contractual or other requirement that such waivers and/or reductions in fees occur or continue, the Adviser and the Administrator have informed the Trust that for the benefit of the shareholders, they intend to continue to take reasonably practicable steps in an effort to continue to achieve a positive yield for the shareholders of each of the Funds.

GOVERNMENT RESPONSE

As previously reported to you in the Trust's Annual Report and the prior Semi-Annual Report, the U.S. Treasury Department instituted a temporary money market funds guarantee program (the "Program") on September 19, 2008 to add stability to the financial markets and to reassure money market fund investors. This Program guaranteed a Net Asset Value of $1.00 for those investor assets that were invested in a participating money market fund as of September 19, 2008. The insurance was available for all taxable and tax-free money market funds that are registered with the U.S. Securities and Exchange Commission and maintain a stable share price of $1.00.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

As discussed elsewhere in this Report, the U.S. Treasury extended its Program twice. The final phase began on April 30, 2009 and expired on September 18, 2009.

The Board of Trustees of the Pacific Capital Funds of Cash Assets Trust unanimously approved participation in the Program. All three Funds were covered under the Program through April 30, 2009. Cash Assets Trust and Tax-Free Cash Assets Trust were further covered through September 18, 2009. Since the U.S. Government Securities Cash Assets Trust invests primarily in agencies and direct obligations of the U.S. Government, it was determined that it would not participate in the final phase of the Program.

Each of the participating Funds paid their own costs to participate in each phase of the Program.

ECONOMIC REVIEW

The U.S. economy shrank less than expected in the second quarter. Real gross domestic product ("GDP") fell at an annual rate of 0.7%, the fourth consecutive quarter of real GDP decline. The second quarter real GDP, however, was far better than the first quarter's real GDP decline at an annual rate of 6.4%. In the second quarter, consumer spending declined somewhat and the unemployment rate increased.

The U.S. economy then grew at a rapid rate in the third quarter. Real GDP increased at an annual rate of 3.5%, the highest in two years. Some experts believe that this was largely due to the success of the government's cash-for-clunkers program and the government's support for home buyers.

The September employment report showed an increase in the unemployment rate but a slowing of job losses. During an economic recovery, unemployment is a lagging indicator.

As noted above, it is expected that the Federal Reserve will keep its overnight lending rate close to zero percent for the near future in order to aid the nation's economic recovery.

Some experts have tentatively reported that what is now being called the Great Recession has ended. Overall, it appears that the U.S. economy has begun to stabilize following its biggest decline since the Great Depression. We remain cautiously optimistic despite what appears to be a jobless recovery thus far. While unemployment is expected to rise, we look forward to a gradual improvement in the U.S. economy.

As always, we wish to express our appreciation for the confidence you have shown by your investment in the Pacific Capital Funds of Cash Assets Trust. We can assure you that we will consistently seek to do our very best to merit your continued level of trust.

                                   Sincerely,

/s/ Diana P. Herrmann                   /s/ Lacy B. Herrmann

Diana P. Herrmann                       Lacy B. Herrmann
Vice Chair and President                Founder and Chairman Emeritus

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                                PACIFIC CAPITAL
                               CASH ASSETS TRUST
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

 PRINCIPAL
  AMOUNT        U. S. GOVERNMENT AGENCY OBLIGATIONS (76.3%)                                       VALUE
------------    ---------------------------------------------------------                     -------------
$ 40,000,000    Federal Home Loan Mortgage Corp., 0.14%, 10/20/09 .......                     $  39,997,044
  35,000,000    Federal Home Loan Mortgage Corp., 0.24%, 11/16/09 .......                        34,989,267
  30,000,000    Federal Home Loan Mortgage Corp., 0.26%, 12/14/09 .......                        29,983,967
  30,000,000    Federal Home Loan Mortgage Corp., 0.22%, 01/04/10 .......                        29,982,583
  15,000,000    Federal National Mortgage Association, 0.22%, 10/01/09 ..                        15,000,000
  18,000,000    Federal National Mortgage Association, 0.14%, 12/02/09 ..                        17,995,660
  50,000,000    Federal National Mortgage Association, 0.13%, 12/16/09 ..                        49,986,278
  24,200,000    Federal National Mortgage Association, 0.12%, 12/30/09 ..                        24,192,740
                                                                                              -------------
                Total U.S. Government Agency Obligations ................                       242,127,539
                                                                                              -------------
                CORPORATE NOTES (7.9%)
  25,000,000    Toyota Series B, 1.75%, 01/29/10 (A) ....................                        24,999,997
                                                                                              -------------
                FDIC GUARANTEED SECURITIES (4.4%)
   8,500,000    Bank of America TLGP, 0.47%, 12/23/10 (A) ...............                         8,500,000
   3,000,000    General Electric  Capital Corp. TLGP, 0.60%, 07/08/10 (A)                         3,000,000
   2,500,000    SunTrust Bank Note, 0.95%, 12/16/10 (A) .................                         2,502,999
                                                                                              -------------
                Total FDIC Guaranteed Securities ........................                        14,002,999
                                                                                              -------------
                MUNICIPAL SECURITIES (8.7%)
  10,750,000    Chicago, IL, Taxable Commercial Paper, 0.75%, 01/01/10 ..                        10,750,000
  17,000,000    Municipal Electric Authority of Georgia Taxable
                      Commercial Paper, 1.60%, 11/04/09 .................                        17,000,000
                                                                                              -------------
                Total Municipal Securities ..............................                        27,750,000
                                                                                              -------------
                REPURCHASE AGREEMENT (10.1%)
  32,000,000    Bank of America, 0.03%, 10/01/09
                (Proceeds of $32,000,027 to be received at maturity,
                Collateral: $33,658,000 Federal National Mortgage
                Assocation 5.00% due 06/18/24; the collateral fair value
                plus interest receivable equals $34,192,713) ............                        32,000,000
                                                                                              -------------
                Total Investments (Amortized Cost $340,880,535*) ........           107.4%      340,880,535
                Other assets less liabilities ...........................            (7.4)      (23,505,206)
                                                                                    -----     -------------
                NET ASSETS ..............................................           100.0%    $ 317,375,329
                                                                                    =====     =============

      (A)   Variable interest rate - subject to periodic change.

      * Cost for Federal income tax and financial reporting purposes is identical.

            Abbreviations:
            FDIC - Federal Deposit Insurance Corp.
            TLGP - Temporary Liquidity Guarantee Program

                                                                    PERCENT OF
                  PORTFOLIO DISTRIBUTION                             PORTFOLIO
                  ----------------------                             ---------
                  U. S. Government Agency Obligations ..........       71.0%
                  Corporate Notes ..............................        7.3
                  FDIC Guaranteed Securities ...................        4.1
                  Municipal Securities .........................        8.2
                  Repurchase Agreement .........................        9.4
                                                                      -----
                                                                      100.0%
                                                                      =====

                See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

                                                                               MOODY'S/
 PRINCIPAL                                                                  S&P RATINGS OR
  AMOUNT       MUNICIPAL SECURITIES (90.1%)                                  PREREFUNDED++      VALUE
-----------    -----------------------------------------------------------   -----------    -------------
$   750,000    Houston County, AL, Prerefunded to 10/15/09
                     @ 102, 6.250%, 10/15/09 .............................   Prerefunded    $     766,544
               Montgomery, AL Downtown Redevelopment,
  3,500,000          National Public Finance Guarantee Insured,
                     5.000%, 10/01/09 ....................................     Aa3/AA-          3,500,000
    425,000    Tucson, AZ Industrial Development Authority
                     FNMA Insured VRDO*, 0.350%, 07/15/31 ................     Aaa/AAA            425,000
  5,000,000    Bay Area, CA Toll Authority Toll Bridge Revenue
                     A-2, VRDO*, 0.300%, 04/01/47 ........................    VMIG1/A-1         5,000,000
               California Statewide Communities Development
  3,200,000          Authority Revenue Bond (John Muir Health)
                     Series A VRDO*, 0.270%, 08/15/36 ....................   VMIG1/A-1+         3,200,000
               Colorado Educational & Cultural Facilities Authority
  1,135,000          Revenue Bond - Boulder Country Day School,
                     VRDO*, 0.340%, 09/01/24 .............................     NR/AAA           1,135,000
               Colorado Educational & Cultural Facilities Authority
  1,000,000          Revenue Bond - National Jewish Federation
                     Series C4 VRDO*, 0.350%, 06/01/37 ...................    VMIG1/NR          1,000,000
               Colorado Educational & Cultural Facilities Authority
  1,050,000          Revenue Bond - National Jewish Federation
                     Series D4 VRDO*, 0.350%, 05/01/38 ...................    VMIG1/NR          1,050,000
               Colorado Health Facilities, Poudre Valley Health
  4,000,000          Care Prerefunded to 12/1/09 @ 101 FSA Insured
                     5.750%, 12/01/23 ....................................   Prerefunded        4,074,705
 10,500,000    Connecticut State Special Tax, FSA Insured VRDO*
                     0.390%, 12/01/10 ....................................     Aa2/AAA         10,500,000
  2,080,000    District of Columbia Revenue American Geophysical
  3,000,000          Union, VRDO*, 0.370%, 09/01/23 ......................     Aaa/NR           2,080,000
               Broward County, FL Series B, 5.000%, 01/01/10 .............     Aa1/AA+          3,034,029
               Orange County, FL Housing Financial Authority,
  1,800,000          Post Apartment Homes, FNMA Insured VRDO*
                     0.300%, 06/01/25 ....................................     NR/A-1+          1,800,000
  2,285,000    Polk County, FL School District Sales, FSA Insured
                     4.000%, 10/01/09 ....................................     Aa3/AAA          2,285,000

                                                                               MOODY'S/
 PRINCIPAL                                                                  S&P RATINGS OR
  AMOUNT       MUNICIPAL SECURITIES (CONTINUED)                              PREREFUNDED++      VALUE
-----------    -----------------------------------------------------------   -----------    -------------
               Tampa, FL, Water & Sewer Revenue, Prerefunded
$ 4,850,000          to 10/01/09 @ 101, National Public Guarantee
                     IBC-BNY, 5.500%, 10/01/29 ...........................   Prerefunded    $   4,898,500
  4,070,000    Georgia State, Series A, Prerefunded 03/01/10
 10,000,000          @100, 5.000%, 03/01/19 ..............................   Prerefunded        4,145,522
               City & County Honolulu, HI, 0.320%, 11/10/09 ..............    A-1+/P-1         10,000,000
               Hawaii Pacific Health Wilcox Memorial Hospital
 12,000,000          Special Purpose Radian Insured VRDO*,
                     0.490%, 07/01/33 ....................................     Aaa/AAA         12,000,000
               Hawaii State, Escrowed to Maturity National
    300,000          Public Finance Guarantee Insured,
                     5.750%, 01/01/10 ....................................   Prerefunded          303,968
    500,000    Hawaii State, National Public Finance Guarantee
                     FGIC Insured Series, 5.500%, 10/01/09 ...............     Aa2/AA             500,000
  1,000,000    Hawaii State, National Public Finance Guarantee
                     IBC Insured, 6.000%, 11/01/09 .......................     Aa2/AA           1,004,446
               Hawaii State Department of Budget and Finance
                     Special Purpose Revenue Bond (Palama Meat
  6,500,000          Company) Series A, Wells Fargo Insured,
                     AMT VRDO*, 0.640%, 10/31/29 .........................     NR/AAA           6,500,000
               Hawaii State Department of Budget and Finance
                     Special Purpose Revenue Refunding Queens
                     Health System, Series B,  Bank of America,
 14,210,000          Insured VRDO*, 0.260%, 07/01/29
  1,000,000          weekly reset Wednesday ..............................     Aaa/AAA         14,210,000
               Hawaii State Highway Revenue, 4.000%, 01/01/10 ............     Aa3/AA+          1,003,697
  1,100,000    Hawaii State Highway Revenue, Prerefunded to
                     07/01/10 @ FSA Insured, 5.500%, 07/01/20 ............   Prerefunded        1,143,237
               Hawaii State Housing &  Community Development
                     Corp., Multi Family, Sunset Villas, Prerefunded to
    780,000          07/20/10 @102, GNMA Collateralized, 5.750%,
                     01/20/36 ............................................   Prerefunded          827,248
               Hawaii State Housing Finance & Development Corp.,
  2,300,000          Multi Family, Lokahi Kau, FHLMC Insured VRDO*
                     0.370%, 12/01/41 ....................................     Aaa/NR           2,300,000
  1,500,000    Chicago, IL, Series A Prerefunded to 07/01/10
                     @ 101, FGIC Insured, 6.750%, 01/01/35 ...............   Prerefunded        1,587,375

                                                                               MOODY'S/
 PRINCIPAL                                                                  S&P RATINGS OR
  AMOUNT       MUNICIPAL SECURITIES (CONTINUED)                              PREREFUNDED++      VALUE
-----------    -----------------------------------------------------------   -----------    -------------
               Cook County, IL, Capital Improvement-Series A,
$ 1,000,000          Prerefunded to 11/15/09 @101 FGIC Insured
                     5.250%, 11/15/16 ....................................   Prerefunded    $   1,015,704
  2,245,000    Illinois Educational Facilities Authority Revenue
                     Bond VRDO*, 0.330%, 12/01/25 ........................     Aaa/NR           2,245,000
               Kane, Cook & DuPage Counties, IL, (Elgin) School
  1,000,000          District No. 46 Refunding, Assured Guaranty
                     Insured, 2.500%, 01/01/10 ...........................     Aa2/AAA          1,004,253
  6,000,000    Peoria County, IL, Community Unit School District
                     No. 323 FSA Insured VRDO*, 0.680%, 04/01/26 .........     Aaa/AAA          6,000,000
  2,100,000    Romeoville, IL, Lewis University Revenue Bond
                     VRDO*, 0.350%, 10/01/36 .............................     Aaa/NR           2,100,000
               Indiana Financial Authority Health System Revenue,
  2,000,000          Sisters St. Francis Health, VRDO*, 0.360%,
                     09/01/48 ............................................     Aaa/NR           2,000,000
  1,975,000    Indiana Health Facilities Financial Authority, Clark
                     Memorial Hospital, VRDO*, 0.450%, 12/01/21 ..........     NR/NR*           1,975,000
               Iowa Financial Authority Revenue Private College
  2,400,000          Revenue (Drake University Project) VRDO*
                     0.350%, 04/01/31 ....................................     Aaa/AAA          2,400,000
  2,900,000    Breckenridge County, KY Lease Program Revenue
                     VRDO*, 0.260%, 02/01/31 .............................    VMIG1/NR          2,900,000
               Kentucky Economic Development Finance Authority
  2,000,000          Revenue, Catholic Health Initiatives, Prerefunded
                     to 06/01/10 @101, 5.750%, 12/01/15 ..................   Prerefunded        2,089,814
    665,000    Michigan Higher Education Facility Authority, Hope
                     College VRDO*, 0.350%, 11/01/36 .....................     Aaa/NR             665,000
               Michigan Municipal Bond Authority Revenue Clean
  1,990,000          Water Revolving Fund, Prerefunded 10/01/10
                     @101, 5.500%, 10/01/20 ..............................   Prerefunded        2,113,081
               Bloomington, MN, Bristol Apartments Multi-Family
  3,000,000          Revenue Bond  FNMA Insured, VRDO*
                     0.400%, 11/15/32 ....................................     Aaa/AAA          3,000,000

                                                                               MOODY'S/
 PRINCIPAL                                                                  S&P RATINGS OR
  AMOUNT       MUNICIPAL SECURITIES (CONTINUED)                              PREREFUNDED++      VALUE
-----------    -----------------------------------------------------------   -----------    -------------
$ 1,595,000    Inver Grove Heights, MN Senior Housing Revenue
                     FNMA Insured VRDO*, 0.350%, 05/15/35 ................     Aaa/AAA      $   1,595,000
    500,000    Minneapolis, MN Revenue Guthrie Theater Project
                     Series A, VRDO*, 0.290%, 10/01/23 ...................     Aa2/NR             500,000
               Oak Park Heights, MN, VSSA Boutwells Landing
  6,330,000          Multi-Family Revenue Bond, FHLMC Insured
                     VRDO*, 0.350%, 11/01/35 .............................     Aaa/AAA          6,330,000
  1,395,000    Plymouth, MN Parkside II Multi-Family Housing
                     FNMA Insured VRDO*, 0.350%, 04/15/33 ................     Aaa/AAA          1,395,000
               St. Louis Park, MN, Parkshore Campus Multi-Family
  4,000,000          Revenue Bond, FHLMC Insured, VRDO*
                     0.350%, 08/01/34 ....................................     Aaa/AAA          4,000,000
               St. Paul, MN Housing & Redevelopment Authority,
  2,000,000          Multi Family Housing, Highland Ridge Project,
                     FHLMC Insured VRDO*, 0.350%, 10/01/33 ...............     Aaa/NR           2,000,000
               Kansas City, MO Industrial Development Authority
  1,260,000          Multi-Family - Gatehouse Apartments Project
                     FNMA Insured VRDO*, 0.350%, 11/15/26 ................     Aaa/AAA          1,260,000
               Kansas City, MO Industrial Development Authority
 12,260,000          Revenue Bond, (Ewing Marion Kaufman
                     Foundation) VRDO*, 0.350%, 04/01/27 .................     NR/AAA          12,260,000
               Missouri State Development Financial Board
  1,440,000          Infrastructure Facility St. Louis Convention Center -
                     C, FGIC Insured VRDO*, 0.350%, 12/01/20 .............     NR/AA-           1,440,000
    180,000    Missouri State Development Financial Board Lease
                     Revenue Bond VRDO*, 0.350%, 06/01/33 ................    VMIG1/NR            180,000
               Missouri State Health & Educational Facilities
                     Authority Educational Facilities Revenue Bond,
  2,120,000          St. Louis University SPA: US Bank NA, VRDO*,
                     0.270%, 07/01/32 ....................................    VMIG1/NR          2,120,000
  1,000,000    Missouri State Health & Educational Facilities
                     Rockhurst University VRDO*, 0.350%, 11/01/32 ........      NR/A+           1,000,000

                                                                               MOODY'S/
 PRINCIPAL                                                                  S&P RATINGS OR
  AMOUNT       MUNICIPAL SECURITIES (CONTINUED)                              PREREFUNDED++      VALUE
-----------    -----------------------------------------------------------   -----------    -------------
               Missouri State Health & Educational Facilities
$ 2,630,000          Southwest Baptist University VRDO*,
                     0.350% 10/01/33 .....................................     NR/A-1+      $   2,630,000
               University of Missouri University Revenue
  1,275,000          Bond-System Facilities Series A VRDO*
                     0.300%, 11/01/31 ....................................    Aa2/A-1+          1,275,000
               University of Missouri University System Facilities
  2,300,000          Revenue Bond, Series B VRDO*
                     0.300%, 11/01/30 ....................................    Aa2/A-1+          2,300,000
               Washoe County, NV, Reno-Sparks Convention,
  2,000,000          Series A, Prerefunded to 01/01/10 @ 100
                     FSA Insured, 6.30%, 07/01/21 ........................   Prerefunded        2,028,278
  1,710,000    Washoe, NV, Prerefunded to 12/1/09 @ 100
                     FSA Insured, 5.875%, 06/01/17 .......................   Prerefunded        1,725,613
  1,300,000    Washoe, NV, Prerefunded to 12/1/09 @ 100
                     FSA Insured, 5.875%, 06/01/19 .......................   Prerefunded        1,311,694
               Trenton, NJ, Parking Authority Revenue,
  3,000,000          Prerefunded to 04/01/10 @100 FGIC Insured
                     VRDO*, 6.100%, 04/01/26 .............................   Prerefunded        3,087,649
  3,500,000    NY. Facilities Improvement, Prerefunded to
                     8/15/10 @ 100 FSA Insured, 5.250%, 08/15/30 .........   Prerefunded        3,646,526
  1,070,000    New York State Housing - Liberty Street, FHLMC
                     Insured VRDO*, 0.270%, 05/01/35 .....................     Aaa/AAA          1,070,000
               North Carolina Capital Facilities Finance Agency
  2,400,000          Educational Facilities (Queens College) VRDO*
                     0.370%, 03/01/21 ....................................     NR/NR**          2,400,000
               North Carolina Capital Facilities Finance Agency
  1,080,000          (Thompson's Children Home) VRDO*
                     0.370%, 12/01/20 ....................................     NR/NR**          1,080,000
  2,000,000    North Carolina Medical Catholic Health East VRDO*
                     0.250%, 11/15/28 ....................................     Aaa/AA           2,000,000
  5,385,000    Union County, NC, Enterprise System, FSA Insured
                     VRDO*, 0.350%, 06/01/21 .............................     Aa3/AAA          5,385,000

                                                                               MOODY'S/
 PRINCIPAL                                                                  S&P RATINGS OR
  AMOUNT       MUNICIPAL SECURITIES (CONTINUED)                              PREREFUNDED++      VALUE
-----------    -----------------------------------------------------------   -----------    -------------
               Grand Forks, ND, Health Care System Revenue
$ 1,000,000          Altru Health System Obligation Group, Prerefunded
                     to 08/15/10 @ 101, 7.125%, 08/15/24 .................   Prerefunded    $   1,066,553
               Ohio State Highway Higher Education Capital
  5,000,000          Facilities Series A Escrowed to Maturity, ...........   Escrowed to
                     5.200%, 02/01/10 ....................................    Maturity          5,078,691
  2,500,000    Multnomah County, OR Hospital Facilities VRDO*
                     0.280%, 11/01/34 ....................................     Aa1/NR           2,500,000
  5,000,000    Oregon State Facilities Authority Revenue
                     Peacehealth VRDO*, 0.290%, 05/01/47 .................     NR/AAA           5,000,000
  1,200,000    Emmaus, PA General Authority VRDO*
  2,500,000          0.300%, 03/01/24 ....................................     NR/A-1+          1,200,000
               Pennsylvania State, 5.000%, 01/15/10 ......................     Aa2/AA           2,532,911
               Puerto Rico Commonwealth Infrastructure Financing
                     Authority Special Series A, Special Obligations,
  2,750,000          Prerefunded to 10/01/10 @ 101, 5.500%
                     10/10/19 ............................................   Prerefunded        2,920,971
               Providence, RI, Redevelopment Agency Revenue
                     Public Safety & Municipal Buildings, Series A ,
  5,000,000          Prerefunded 04/01/10 @101, AMBAC Insured,
                     5.750%, 04/01/29 ....................................   Prerefunded        5,182,031
  3,000,000    Columbia, SC, Waterworks &Sewer System
                     Revenue Prerefunded @100, 5.700%, 02/01/19 ..........   Prerefunded        3,052,880
               South Dakota State & Educational Facilities Authority
  3,000,000          Revenue (Regional Health) VRDO*
                     0.350%, 09/01/27 ....................................     Aaa/NR           3,000,000
               Bell County, TX, Health Facilities Development
                     Corp., Scott & White Memorial Hospital,
    890,000          Prerefunded to 2/15/10 @101 National Public
                     Finance Guarantee Insured, 6.500%, 08/15/16 .........   Prerefunded          919,303
               Bexar County, TX Housing Financial Corp., Multi-
                     Family Housing Revenue, Northwest Trails
  1,800,000          Apartments, FNMA Insured VRDO*
                     0.350%, 12/15/34 ....................................     Aaa/NR           1,800,000

                                                                               MOODY'S/
 PRINCIPAL                                                                  S&P RATINGS OR
  AMOUNT       MUNICIPAL SECURITIES (CONTINUED)                              PREREFUNDED++      VALUE
-----------    -----------------------------------------------------------   -----------    -------------
               Garland, TX Independent School District, Texas
$ 2,000,000          Permanent School Fund Guarantee Program,
                     5.000%, 02/15/10 ....................................     Aaa/AAA      $   2,033,583
               Humble, TX School District, Texas Permanent
  3,245,000          School Fund Guarantee Program Prerefunded to
                     2/15/10 @ 100, 5.500%, 02/15/19 .....................   Prerefunded        3,306,162
               McKinney, TX, Permanent School Fund Guarantee
  5,505,000          Program Prerefunded to 2/15/10 @ 100
                     5.375%, 02/15/20 ....................................   Prerefunded        5,606,183
               New Braunfels, TX, Independent School District,
                     Texas Permanent School Fund Guarantee Program
  2,000,000          Prerefunded to 02/01/10 @100, 6.000%,
                     01/01/17 ............................................   Prerefunded        2,037,335
               Port Houston Authority, TX, Harris County, Series
  1,500,000          A, Prerefunded 10/01/09 @100, 5.750%,
                     10/01/24 ............................................   Prerefunded        1,500,000
               Travis, TX, Ascension Health Prerefunded to
  4,600,000    11/15/09 @ 101, National Public Finance Guarantee
               Insured, 6.250%, 11/15/14 .................................   Prerefunded        4,679,064
  1,925,000    Seattle, WA, Drain & Wastewater Utility Revenue
                     Prerefunded 11/01/09 @101, 5.750%, 11/10/18 .........   Prerefunded        1,952,717
  1,785,000    Seattle, WA, Drain & Wastewater Utility Revenue
                     Prerefunded 11/01/09 @101, 5.750%, 11/10/18 .........   Prerefunded        1,810,701
               Snohomish County, WA Prerefunded to 12/1/09
  1,000,000          @ 100, National Public Finance Guarantee Insured,
                     5.700%, 12/01/14 ....................................   Prerefunded        1,007,755
               Washington State Housing Finance Commission,
  2,210,000          Northwest School Project, VRDO*
                     0.349%, 06/01/32 ....................................     Aaa/NR           2,210,000
  5,350,000    Monona Grove, WI, School District, Prerefunded
  4,720,000          05/01/10 @100 FGIC Insured, 5.850%, 05/01/18 ........   Prerefunded        5,511,351
               Wausau, WI, School District, Refunding,
                     Prerefunded to 03/01/10 @ 100, 5.900%, 03/01/19 .....   Prerefunded        4,827,075

                                                                               MOODY'S/
 PRINCIPAL                                                                  S&P RATINGS OR
  AMOUNT       MUNICIPAL SECURITIES (CONTINUED)                              PREREFUNDED++      VALUE
-----------    -----------------------------------------------------------   -----------    -------------
$ 8,635,000    Wisconsin State, Series A Prerefunded 05/01/10
               @100, 5.600%, 05/01/16 ....................................   Prerefunded    $   8,884,532
                                                                                            -------------
               Total Investments (Amortized Cost $273,421,681+) ..........         101.2%     273,421,681
               Other assets less liabilities .............................          (1.2)      (3,359,999)
                                                                             -----------    -------------
               NET ASSETS ................................................         100.0%   $ 270,061,682
                                                                             ===========    =============

* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

**    Fitch rating - A+/F1+

+     Cost for Federal income tax and financial reporting purposes is identical.

++ Prerefunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

                             PORTFOLIO DISTRIBUTION
                             ----------------------

                       PERCENT OF                              PERCENT OF
                        PORTFOLIO                               PORTFOLIO
                        ---------                               ---------
Alabama                    1.6%         Iowa                       0.9%
Arizona                    0.2          Kentucky                   1.8
California                 3.0          Michigan                   1.0
Colorado                   2.7          Minnesota                  6.9
Connecticut                3.8          Missouri                   8.9
District of Columbia       0.8          Nevada                     1.8
Florida                    4.4          New Jersey                 1.1
Georgia                    1.5          New York                   1.7
Hawaii                    18.2          North Carolina             4.0
Illinois                   5.1          North Dakota               0.4
Indiana                    1.5          Ohio                       1.9

                        PERCENT OF
                         PORTFOLIO
                         ---------
Oregon                     2.7%
Pennsylvania               1.4
Puerto Rico                1.1
Rhode Island               1.9
South Carolina             1.1
South Dakota               1.1
Texas                      8.0
Washington                 2.5
Wisconsin                  7.0
                         -----
                         100.0%
                         =====

                            PORTFOLIO ABBREVIATIONS
                            -----------------------

                 AMBAC - American Municipal Bond Assurance Corp. AMT - Alternative Minimum Tax
                 FGIC - Financial Guaranty Insurance Corporation FHLMC - Federal Home Loan Mortgage Corp.
                 FNMA - Federal National Morgage Association
                 FSA - Financial Security Assurance
                 GNMA - Government National Mortgage Association
                 NR - Not Rated
                 SPA - Standby Bond Purchase Agreement
                 VRDO - Variable Rate Demand Obligation

Note: National Public Finance Guarantee was formerly known as National-re.

On November 2, 2009, Assured Guaranty Ltd., the holding company for Assured Guaranty Corp. and Financial Security Assurance Inc. ("FSA"), announed that pending regulatory approval, it will change the name of its subsidiary FSA to Assured Guaranty Municipal Corp. The Company also plans to changes the names of the FSA companies worldwide.

                 See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

 PRINCIPAL
  AMOUNT        U.S. GOVERNMENT AGENCY OBLIGATIONS (96.5%):                          VALUE
------------    -----------------------------------------------                  ------------
                FEDERAL HOME LOAN MORTGAGE CORPORATION (50.5%):
$ 60,000,000    0.20%, 10/05/09 ...............................                  $ 59,998,667
  52,166,000    0.15%, 10/13/09 ...............................                    52,163,479
 110,000,000    0.09%, 10/19/09 ...............................                   109,995,050
  50,000,000    0.22%, 11/09/09 ...............................                    49,988,084
  53,000,000    0.17%, 11/23/09 ...............................                    52,987,126
  40,000,000    0.08%, 12/03/09 ...............................                    39,994,400
  40,000,000    0.14%, 12/14/09 ...............................                    39,988,489
                                                                                 ------------
                                                                                  405,115,295
                                                                                 ------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION (45.9%):
  80,000,000    0.22%, 10/01/09 ...............................                    80,000,000
  70,000,000    0.08%, 10/15/09 ...............................                    69,997,822
  40,000,000    0.12%, 10/30/09 ...............................                    39,996,133
  30,000,000    0.09%, 11/02/09 ...............................                    29,997,600
  43,500,000    0.14%, 11/04/09 ...............................                    43,494,248
  30,000,000    0.11%, 11/16/09 ...............................                    29,995,783
  75,000,000    0.12%, 12/30/09 ...............................                    74,977,500
                                                                                 ------------
                                                                                  368,459,086
                                                                                 ------------
                Total U.S. Government Agency Obligations ......                   773,574,381
                                                                                 ------------

                FDIC GUARANTEED SECURITIES (5.1%):
                -----------------------------------------------
                Bank of America TLGP
  21,500,000    0.47%, 12/23/10 (A) ...........................                    21,500,000
                General Electric TLGP
   7,000,000    0.60%, 07/08/10 (A) ...........................                     7,000,000
                Keycorp
   5,000,000    0.95%, 12/15/10 (A) ...........................                     5,002,746
                Suntrust Bank FDIC
   7,500,000    0.95%, 12/16/10 (A) ...........................                     7,508,998
                                                                                 ------------
                                                                                   41,011,744
                                                                                 ------------

 PRINCIPAL
  AMOUNT        REPURCHASE AGREEMENT (7.7%):                                        VALUE
------------    ----------------------------------------------------             -------------
$ 62,000,000    Bank of America 0.03%, 10/01/09
                (Proceeds of $62,000,052 to be received at maturity,
                Collateral: $56,658,000 Federal National Mortgage
                Association 5.00% due 06/18/24; the collateral fair
                value plus interest receivable equals $66,248,001) .             $  62,000,000
                                                                                 -------------
                Total Investments (Amortized Cost $876,586,125*) ...   109.3%      876,586,125
                Other assets less liabilities ......................    (9.3)      (74,553,275)
                                                                       -----     -------------
                NET ASSETS .........................................   100.0%    $ 802,032,850
                                                                       =====     =============

      * Cost for Federal income tax and financial reporting purposes is identical.

      (A) Variable interest rate - subject to periodic change.

      Abbreviations:
      FDIC - Federal Deposit Insurance Corp.
      TLGP - Temporary Liquidity Guarantee Program

                                                                     PERCENT OF
            PORTFOLIO DISTRIBUTION                                    PORTFOLIO
            ----------------------                                    ---------
            U.S. Government Agency Obligations .....................    88.2%
            FDIC Guaranteed Securities .............................     4.7
            Repurchase Agreement ...................................     7.1
                                                                       -----
                                                                       100.0%
                                                                       =====

                See accompanying notes to financial statements.

                           THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 2009 (UNAUDITED)

                                                               CASH          TAX-FREE       GOVERNMENT
                                                               FUND            FUND            FUND
                                                           -------------   -------------   -------------
ASSETS:
        Investments at value and amortized cost (note 2)   $ 340,880,535   $ 273,421,681   $ 876,586,125
        Cash ...........................................         589,457              --         433,087
        Interest receivable ............................         167,619       1,846,415          17,218
        Other assets ...................................          28,305          47,302          82,947
                                                           -------------   -------------   -------------
                Total Assets ...........................     341,665,916     275,315,398     877,119,377
                                                           -------------   -------------   -------------
LIABILITIES:
        Cash overdraft .................................              --       1,484,109              --
        Payable for investment securities purchased ....      24,192,740       3,700,456      74,977,500
        Adviser and Administrator fees payable .........          62,425          41,027          29,472
        Dividends payable ..............................          16,194          13,256          29,130
        Distribution fees payable ......................           5,343           3,223          10,216
        Accrued expenses ...............................          13,885          11,645          40,209
                                                           -------------   -------------   -------------
                Total Liabilities ......................      24,290,587       5,253,716      75,086,527
                                                           -------------   -------------   -------------
        NET ASSETS .....................................   $ 317,375,329   $ 270,061,682   $ 802,032,850
                                                           =============   =============   =============
NET ASSETS CONSIST OF:
        Capital Stock - Authorized an unlimited number
                of shares, par value $0.01 per share ...   $   3,170,886   $   2,700,114   $   8,020,897
Additional paid-in capital .............................     313,930,953     267,313,424     794,138,011
Accumulated net realized gain (loss) on investments ....         273,490          48,144        (126,058)
                                                           -------------   -------------   -------------
                                                           $ 317,375,329   $ 270,061,682   $ 802,032,850
                                                           =============   =============   =============
SHARES OF BENEFICIAL INTEREST:
        Original Shares Class:
                Net Assets .............................   $ 244,652,144   $ 217,398,306   $ 549,334,235
                                                           =============   =============   =============
                Shares outstanding .....................     244,667,037     217,359,321     549,368,915
                                                           =============   =============   =============
                Net asset value per share ..............   $        1.00   $        1.00   $        1.00
                                                           =============   =============   =============
        Service Shares Class:
                Net Assets .............................   $  72,723,185   $  52,663,376   $ 252,698,615
                                                           =============   =============   =============
                Shares outstanding .....................      72,421,592      52,652,034     252,720,746
                                                           =============   =============   =============
                Net asset value per share ..............   $        1.00   $        1.00   $        1.00
                                                           =============   =============   =============

                See accompanying notes to financial statements.

                           THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                            STATEMENTS OF OPERATIONS
                SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)

                                                           CASH         TAX-FREE       GOVERNMENT
                                                           FUND           FUND            FUND
                                                        -----------    -----------    -----------
INVESTMENT INCOME:
        Interest income .............................   $ 1,209,281    $   862,516    $ 1,271,632
                                                        -----------    -----------    -----------
EXPENSES:
        Investment Adviser fees (note 3) ............       780,215        485,024      1,415,144
        Administrator fees (note 3) .................       201,767        124,609        310,641
        Distribution fees (note 3) ..................       143,508         76,316        348,067
        Treasury Guarantee Program (note 9) .........       129,114         56,269         59,259
        Insurance ...................................        20,938         10,151         54,054
        Trustees' fees and expenses .................        56,014         42,514        128,294
        Legal fees (note 3) .........................        35,674         25,545         67,576
        Registration fees and dues ..................        18,209          6,495         36,168
        Fund accounting fees ........................        17,697         17,745         18,603
        Auditing and tax fees .......................         8,822          8,822          8,822
        Shareholders' reports .......................         7,587          2,919         12,521
        Transfer and shareholder servicing agent fees         6,128          6,725          7,415
        Custodian fees (note 5) .....................         5,046          4,862          5,189
        Chief Compliance Officer (note 3) ...........         2,158          2,158          2,158
        Miscellaneous ...............................         7,552          4,826         24,349
                                                        -----------    -----------    -----------
        Total expenses ..............................     1,440,429        874,980      2,498,260
        Advisory fees waived (note 3) ...............      (244,440)      (109,975)      (931,939)
        Administrative fees waived (note 3) .........       (63,415)       (28,317)      (204,573)
        Distribution fees waived (note 3) ...........       (90,340)       (42,186)      (278,446)
        Expenses paid indirectly (note 5) ...........            --           (256)            --
                                                        -----------    -----------    -----------
Net expenses ........................................     1,042,234        694,246      1,083,302
                                                        -----------    -----------    -----------
Net investment income ...............................       167,047        168,270        188,330
Net realized gain (loss) from securities transactions            --             --            510
                                                        -----------    -----------    -----------
Net change in net assets resulting from operations ..   $   167,047    $   168,270    $   188,840
                                                        ===========    ===========    ===========

                See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                            CASH FUND                                  TAX-FREE FUND
                                             ----------------------------------------    ----------------------------------------
                                              SIX MONTHS ENDED                            SIX MONTHS ENDED
                                             SEPTEMBER 30, 2009        YEAR ENDED        SEPTEMBER 30, 2009        YEAR ENDED
                                                (UNAUDITED)          MARCH 31, 2009         (UNAUDITED)          MARCH 31, 2009
                                             ------------------    ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
  Net investment income ..................   $          167,047    $        7,073,809    $          168,270    $        3,916,945
  Net realized gain (loss)
    from securities transactions .........                   --               272,310                    --                48,127
                                             ------------------    ------------------    ------------------    ------------------
  Net change in net assets
    resulting from operation .............              167,047             7,346,119               168,270             3,965,072
                                             ------------------    ------------------    ------------------    ------------------

  DIVIDENDS TO SHAREHOLDERS
  FROM NET INVESTMENT INCOME:
    Original Shares ......................             (155,438)           (5,234,452)             (160,915)           (3,080,560)
    Service Shares .......................              (11,609)           (1,839,357)               (7,355)             (846,721)
                                             ------------------    ------------------    ------------------    ------------------
        Total dividends to shareholders
             from net investment income ..             (167,047)           (7,073,809)             (168,270)           (3,927,281)
                                             ------------------    ------------------    ------------------    ------------------

  CAPITAL SHARE TRANSACTIONS
  (at $1.00 per share):
        Proceeds from shares sold:
        Original Shares ..................          183,897,265           586,094,563            95,887,620           297,423,045
        Service Shares ...................          207,902,016           661,761,287            23,357,482            84,233,267
                                             ------------------    ------------------    ------------------    ------------------
                                                    391,799,281         1,247,855,850           119,245,102           381,656,312
                                             ------------------    ------------------    ------------------    ------------------

        Reinvested dividends:
        Original Shares ..................                1,029                54,292                   679                16,421
        Service Shares ...................               10,162             1,839,320                 6,560               846,669
                                             ------------------    ------------------    ------------------    ------------------
                                                         11,191             1,893,612                 7,239               863,090
                                             ------------------    ------------------    ------------------    ------------------

        Cost of shares redeemed:
        Original Shares ..................         (272,305,562)         (576,550,258)         (146,283,329)         (254,794,881)
        Service Shares ...................         (263,732,362)         (676,405,429)          (41,182,525)          (85,614,774)
                                             ------------------    ------------------    ------------------    ------------------
                                                   (536,037,924)       (1,252,955,687)         (187,465,854)         (340,409,655)
                                             ------------------    ------------------    ------------------    ------------------
Change in net assets
        from capital share transactions ..         (144,227,452)           (3,206,225)          (68,213,513)           42,109,747
                                             ------------------    ------------------    ------------------    ------------------
  Total change in net assets .............         (144,227,452)           (2,933,915)          (68,213,513)           42,147,538

NET ASSETS:
    Beginning of period ..................          461,602,781           464,536,696           338,275,195           296,127,657
                                             ------------------    ------------------    ------------------    ------------------
    End of period* .......................   $      317,375,329    $      461,602,781    $      270,061,682    $      338,275,195
                                             ==================    ==================    ==================    ==================

* Includes undistributed (distributions
  in excess of) net investment income of:    $               --    $               --    $               --    $               --
                                             ==================    ==================    ==================    ==================

                                                         GOVERNMENT FUND
                                             ----------------------------------------
                                              SIX MONTHS ENDED
                                             SEPTEMBER 30, 2009        YEAR ENDED
                                                (UNAUDITED)          MARCH 31, 2009
                                             ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
  Net investment income ..................   $          188,330    $       16,155,662
  Net realized gain (loss)
    from securities transactions .........                  510              (128,439)
                                             ------------------    ------------------
  Net change in net assets
    resulting from operation .............              188,840            16,027,223
                                             ------------------    ------------------

  DIVIDENDS TO SHAREHOLDERS
  FROM NET INVESTMENT INCOME:
    Original Shares ......................             (174,722)           (8,441,617)
    Service Shares .......................              (13,608)           (7,714,045)
                                             ------------------    ------------------
        Total dividends to shareholders
             from net investment income ..             (188,330)          (16,155,662)
                                             ------------------    ------------------

  CAPITAL SHARE TRANSACTIONS
  (at $1.00 per share):
        Proceeds from shares sold:
        Original Shares ..................          431,962,328         1,048,227,518
        Service Shares ...................          740,103,579         1,910,256,960
                                             ------------------    ------------------
                                                  1,172,065,907         2,958,484,478
                                             ------------------    ------------------

        Reinvested dividends:
        Original Shares ..................                  310                49,069
        Service Shares ...................               11,642             7,714,011
                                             ------------------    ------------------
                                                         11,952             7,763,080
                                             ------------------    ------------------

        Cost of shares redeemed:
        Original Shares ..................         (507,484,297)       (1,231,324,372)
        Service Shares ...................         (812,302,695)       (2,691,525,231)
                                             ------------------    ------------------
                                                 (1,319,786,992)       (3,922,849,603)
                                             ------------------    ------------------
Change in net assets
        from capital share transactions ..         (147,709,133)         (956,602,045)
                                             ------------------    ------------------
  Total change in net assets .............         (147,708,623)         (956,730,484)

NET ASSETS:
    Beginning of period ..................          949,741,473         1,906,471,957
                                             ------------------    ------------------
    End of period* .......................   $      802,032,850    $      949,741,473
                                             ==================    ==================

* Includes undistributed (distributions
  in excess of) net investment income of:    $               --    $               --
                                             ==================    ==================

                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

1. ORGANIZATION

      Cash Assets Trust (the "Trust") was organized on May 7, 1984 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

      The Trust consists of the following three investment portfolios (referred to individually as a "Fund" and collectively as the "Funds"): Pacific Capital Cash Assets Trust ("Cash Fund") (a diversified portfolio which commenced operations on December 5, 1984), Pacific Capital Tax-Free Cash Assets Trust ("Tax-Free Fund") (a non-diversified portfolio which commenced operations on April 4, 1989), and Pacific Capital U.S. Government Securities Cash Assets Trust ("Goverment Fund") (a diversified portfolio which commenced operations on April 4, 1989). The Trust is authorized to issue for each Fund an unlimited number of shares of $0.01 par value in two classes of shares; the Original Shares Class and the Service Shares Class. The Original Shares Class includes all currently outstanding shares of each Fund that were issued prior to January 20, 1995, the date on which the capital structure was changed to include two classes rather than one. The two classes of shares are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

a) PORTFOLIO VALUATION: Each Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act, which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b) FAIR VALUE MEASUREMENTS: The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), effective April 1, 2008. SFAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The Funds' investments are assigned levels based upon the observability.

      The three-tier hierarchy of inputs is summarized below:

      Level 1 - quoted prices in active markets for identical securities

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The following is a summary of the valuation inputs, representing 100% of the Funds' investments (details of which can be found in the schedules of investments), used to value the Funds' net assets as of September 30, 2009:

      VALUATION INPUTS                                            INVESTMENTS IN SECURITIES
      ----------------                                            -------------------------
                                                         CASH FUND     TAX-FREE FUND   GOVERNMENT FUND
                                                        ------------   -------------   ---------------
      Level 1 - Quoted Prices                           $         --   $          --   $            --
      Level 2 - Other Significant Observable Inputs
                  Short-term Instruments                 340,880,535     273,421,681       876,586,125
      Level 3 - Significant Unobservable Inputs                   --              --                --
                                                        ------------   -------------   ---------------
        Total                                           $340,880,535   $ 273,421,681   $   876,586,125
                                                        ============   =============   ===============

c)    ACCOUNTING  PRONOUNCEMENTS:   In  April  2009,  the  Financial  Accounting
      Standards Board ("FASB") issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. The adoption of FSP 157-4 did not have an impact on the Funds' financial statements and the Funds have made the required additional disclosures.

      In May 2009, the FASB issued SFAS No. 165,  "Subsequent  Events" (SFAS No.
      165). The Funds adopted SFAS No. 165 which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non-recognized subsequent events that must be disclosed to keep financial statements from being misleading, an entity is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, SFAS No. 165 requires an entity to disclose the date through which subsequent events have been evaluated. The Funds have evaluated subsequent events through the issuance of their financial statements on November 23, 2009.

      The Funds have adopted the provisions of Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"), effective June 30, 2009. SFAS 161 requires enhanced disclosures about a fund's derivative and hedging activities, including how such activities are accounted for and their effect on a fund's financial position, performance and cash flows. The Funds do not invest in derivative instruments or engage in hedging activities. As a result, SFAS 161 did not impact the Fund's financial statements.

d) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in 2a above.

e) DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES: The net asset value per share for each class of each Fund's shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the custodian are open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding.

f) MULTIPLE CLASS ALLOCATIONS: Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne by the affected class. Service fee payments under Rule 12b-1 are borne solely by and charged to the Service Shares based on net assets of that class.

g) FEDERAL INCOME TAXES: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

      The Funds adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Management has reviewed the tax positions for each of the open tax years (2006-2009) and has determined that implementation of FIN 48 did not have a material impact on the Funds' financial statements.

h) REPURCHASE AGREEMENTS: It is each Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the "loan" (repurchase agreements being defined as "loans" in the 1940
      Act), including the accrued interest earned thereon. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.

i) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

j) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or the net asset value per share. There were no reclassifications for the year ended March 31, 2009.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      The Asset Management Group of Bank of Hawaii (the "Adviser"), serves as Investment Adviser to the Funds. In this role, under Investment Advisory Agreements, the Adviser supervises the Funds' investments and provides various services. Aquila Investment Management LLC (the "Administrator"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Administrator for the Trust under Administration Agreements with the Funds. The Administrator provides all administrative services to the Funds other than those relating to the investment portfolios. For their services, the Adviser and the Administrator each receive a fee which is payable monthly and computed on the net assets of each Fund as of the close of business each day at the following rates:

      Cash Fund - On net assets up to $400 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.397% and 0.103%, respectively, and on net assets above that amount at the annual rate of 0.364% and 0.086%, respectively.

      Tax-Free Fund - On net assets up to $300 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.318% and 0.082%, respectively, and on net assets above that amount at the annual rate of 0.285% and 0.065%, respectively.

      Government Fund - On net assets up to $1,900 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.328% and 0.072%, respectively, and on net assets above that amount at the annual rate of 0.295% and 0.055%, respectively.

      Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      During the six months ended September 30, 2009, the Adviser and the Administrator took action to maintain a positive yield for shareholders of the Funds. In response to current market conditions, the Adviser and the
Administrator have waived and may continue to waive management fees. Additionally, distribution and service fees have been waived (see note 3b below). While there is no contractual or other requirement that such waivers and/or reductions in fees occur or continue, the Adviser and the Administrator have informed the Trust that they intend to continue to take reasonably practicable steps to maintain a positive yield for shareholders of each of the Funds. Details of the waivers during the period are as follows:

                   Advisory   Administration      Distribution       Total Fees
Fund             Fees Waived    Fees Waived   Fees Waived (note 3b)    Waived
--------------------------------------------------------------------------------
Cash Fund         $  244,440    $   63,415        $   90,340         $  398,195
Tax-Free Fund        109,975        28,317            42,186            180,478
Government Fund      931,939       204,573           278,446          1,414,958

      Under a Compliance Agreement with the Administrator, the Administrator is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

b) DISTRIBUTION AND SERVICE FEES:

      Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the respective Fund. Such payments are made to "Designated Payees" - broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the respective Fund's Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's Plan may not exceed 0.25% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. For the six months ended September 30, 2009, the fees incurred pursuant to the Plan were as follows: the Cash Fund incurred fees of $143,508 of which $90,340 was waived; the Tax-Free Fund incurred fees of $76,316 of which $42,186 was waived; and the Government Fund incurred fees of $348,067 of which $278,446 was waived. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Trust.

      Under   Distribution   Agreements,   Aquila   Distributors,    Inc.   (the
"Distributor") serves as the exclusive distributor of each Fund's shares. No compensation or fees are paid to the Distributor for such share distribution.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the six months ended September 30, 2009, the following amounts were incurred for legal fees allocable to Butzel Long PC, counsel to the Trust, for legal services in conjunction with the respective Fund's ongoing operations:
Cash Fund $35,593; Tax-Free Fund $25,485; Government Fund $67,409. The Secretary of the Trust is a shareholder in that firm.

4. GUARANTEES OF CERTAIN COMMERCIAL PAPER

      Various banks and other institutions have issued irrevocable letters of credit or guarantees for the benefit of the holders of certain commercial paper. Payment at maturity of principal and interest of certain commercial paper held by the Funds is supported by such letters of credit or guarantees.

5. EXPENSES

      The Funds have negotiated an expense offset arrangement with their custodian, wherein they receive credit toward the reduction of custodian fees and other expenses whenever there are uninvested cash balances. The Statements of Operations reflect the total expenses before any offset, the amount of offset and the net expenses.

6. PORTFOLIO ORIENTATION

      Since the Tax-Free Fund has a significant portion of its investments in obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.

7. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share, in cash, or a combination of both, at the shareholder's option.

      In the Government Fund as of March 31, 2009, there were post-October capital loss deferrals of $152,592, which will be recognized in the following year.

      The tax character of distributions during fiscal 2009 and 2008 were as follows:

                                 CASH FUND                   TAX-FREE FUND                GOVERNMENT FUND
                         --------------------------    --------------------------    --------------------------
                            2009           2008           2009           2008           2009           2008
                         -----------    -----------    ---------      -----------    -----------    -----------
Ordinary income .....    $ 7,073,809    $18,391,172    $        --    $        17    $16,155,662    $76,602,203
                         -----------    -----------    ---------      -----------    -----------    -----------
Net tax-exempt income             --             --      3,927,281      7,290,811             --             --
Capital gain ........             --             --             --             --             --             --
                         -----------    -----------    ---------      -----------    -----------    -----------
Total ...............    $ 7,073,809    $18,391,172    $ 3,927,281    $ 7,290,828    $16,155,662    $76,602,203
                         ===========    ===========    ===========    ===========    ===========    ===========

      As of March 31, 2009, the components of distributable earnings on a tax basis were as follows:

                                                        TAX-FREE      GOVERNMENT
                                           CASH FUND      FUND          FUND
                                           ---------    ---------     ---------
Undistributed ordinary income .........    $ 350,878    $  48,144     $  59,902
Undistributed tax exempt income .......           --       79,058            --
Post October capital loss .............           --           --      (152,592)
Accumulated net realized loss
    on investments ....................           --           --            --
                                           ---------    ---------     ---------
                                           $ 350,878    $ 127,202     $ (92,690)
                                           =========    =========     =========

8. ONGOING DEVELOPMENT RELATED TO THE TAX-FREE FUND

      Since December 2007, municipal bond insurance companies have been under review by the three major rating agencies: Standard & Poor's, Moody's and Fitch. The ratings of most of the insurance companies have either been downgraded and/or have a negative outlook. The financial markets continue to assess the severity of the losses caused by the subprime credit crisis and its impact on municipal bond insurance companies and the prices of insured municipal securities.

9. TREASURY GUARANTEE PROGRAM

      In September 2008, the U. S. Treasury announced the establishment of a Temporary Money Market Funds Guarantee Program (the "Program"). The Program was intended to add stability to the financial markets and to reassure money market fund investors by protecting the value of those shares of participating money market funds regulated by the Securities and Exchange Commission's Rule 2a-7 as of the close of business on September 19, 2008.

      The Program was subject to expiration on December 18, 2008 unless extended by the Secretary of the Treasury, potentially through the close of business on September 18, 2009. The initial three-month phase of the Program cost 0.01% of the net asset value of participating funds.

      The U.S. Treasury subsequently announced two extensions of its Program, the final phase of which began on April 30, 2009 and expired at the close of business on September 18, 2009. Each of the two extensions cost 0.015% of the net asset value of the participating Funds on September 19, 2008.

      The Pacific Capital Funds of Cash Assets Trust viewed the Program as helpful in bringing additional stability to the credit markets of which money market funds are a critical component. Accordingly, the Board of Trustees of the Pacific Capital Funds of Cash Assets Trust unanimously approved participation in the Program. All three money market funds, Cash Assets Trust, Tax-Free Cash Assets Trust and U.S. Government Securities Cash Assets Trust (the "Funds"), were covered under the Program through April 30, 2009. Cash Assets Trust and Tax-Free Cash Assets Trust were additionally covered through September 18, 2009. Since U.S. Government Securities Cash Assets Trust invests primarily in agencies and direct obligations of the U.S. Government, it was determined that the Fund would not participate in the final phase of the Program.

      Costs to participate in each of the phases of the Program were borne by the participating Funds.

                                PACIFIC CAPITAL
                               CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                  ORIGINAL SHARES
                                                  ----------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED                             YEAR ENDED MARCH 31,
                                                   9/30/09        ------------------------------------------------------------
                                                  (UNAUDITED)       2009         2008         2007         2006         2005
                                                   --------       --------     --------     --------     --------     --------
Net asset value, beginning of period ...........   $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                   --------       --------     --------     --------     --------     --------
Income from investment operations:
        Net investment income ..................      0.001          0.014        0.043+       0.046+       0.032+       0.014+
                                                   --------       --------     --------     --------     --------     --------
Less distributions:
        Dividends from net investment income ...     (0.001)        (0.014)      (0.043)      (0.046)      (0.032)      (0.014)
                                                   --------       --------     --------     --------     --------     --------
Net asset value, end of period .................   $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                   ========       ========     ========     ========     ========     ========
Total return ...................................       0.05%*         1.42%        4.35%        4.75%        3.20%        1.36%
Ratios/supplemental data
        Net assets, end of period (in millions)    $    245       $    333     $    323     $    287     $    286     $    366
        Ratio of expenses to average net assets        0.50%**        0.57%        0.57%        0.57%        0.58%        0.37%
        Ratio of net investment income to
                average net assets .............       0.11%**        1.39%        4.23%        4.65%        3.09%        1.39%

The expense and net investment income ratios without the effect of the 2005 Adviser's and Administrator's contractual caps on fees and the 2009 waiver of a portion of Adviser, Administrator and distribution fees were (note 3):

        Ratio of expenses to average net assets        0.66%**        0.57%          ++           ++           ++         0.57%
        Ratio of net investment income (loss) to
                average net assets .............      (0.05)%**       1.39%          ++           ++           ++         1.19%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

        Ratio of expenses to average net assets    0.50%#**         0.57%#         0.56%        0.57%        0.58%      0.37%#

                                                                                  SERVICE SHARES
                                                  ----------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED                             YEAR ENDED MARCH 31,
                                                   9/30/09        ------------------------------------------------------------
                                                  (UNAUDITED)       2009         2008         2007         2006         2005
                                                   --------       --------     --------     --------     --------     --------
Net asset value, beginning of period ...........   $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                   --------       --------     --------     --------     --------     --------
Income from investment operations:
        Net investment income ..................     0.000a          0.012        0.040+       0.044+       0.029+       0.011+
                                                   --------       --------     --------     --------     --------     --------
Less distributions:
        Dividends from net investment income ...   (0.000)a         (0.012)      (0.040)      (0.044)      (0.029)      (0.011)
                                                   --------       --------     --------     --------     --------     --------
Net asset value, end of period .................   $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                   ========       ========     ========     ========     ========     ========
Total return ...................................       0.01%*         1.18%        4.09%        4.49%        2.94%        1.11%
Ratios/supplemental data
        Net assets, end of period (in millions)    $     73       $    129     $    141     $    166     $    169     $    166
        Ratio of expenses to average net assets        0.60%**        0.82%        0.82%        0.82%        0.83%        0.61%
        Ratio of net investment income to
                average net assets .............       0.02%**        1.20%        3.98%        4.40%        2.91%        1.12%

The expense and net investment income ratios without the effect of the 2005 Adviser's and Administrator's contractual caps on fees and the 2009 waiver of a portion of Adviser, Administrator and distribution fees were (note 3):

        Ratio of expenses to average net assets        0.91%**        0.82%          ++           ++           ++         0.81%
        Ratio of net investment income (loss) to
                average net assets .............      (0.29)%**       1.20%          ++           ++           ++         0.91%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

        Ratio of expenses to average net assets    0.60%#**         0.82%#         0.81%        0.81%        0.83%      0.61%#

----------
a     Amount represents less than $.001 per share.
+     Per share amounts have been calculated using the monthly average shares method.
++ No reduction in the Adviser's and the Administrator's fees was required during the period.
#     Net of contractual caps on fees and/or fee waivers.
*     Not annualized.
**    Annualized.

                 See accompanying notes to financial statements.

PACIFIC CAPITAL
TAX-FREE CASH ASSETS TRUST
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

                                                                                  ORIGINAL SHARES
                                                  ----------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED                             YEAR ENDED MARCH 31,
                                                   9/30/09        ------------------------------------------------------------
                                                  (UNAUDITED)       2009         2008         2007         2006         2005
                                                   --------       --------     --------     --------     --------     --------
Net asset value, beginning of period ...........   $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                   --------       --------     --------     --------     --------     --------
Income from investment operations:
        Net investment income ..................      0.001          0.013        0.029+       0.030+       0.022+       0.011+
                                                   --------       --------     --------     --------     --------     --------
Less distributions:
        Dividends from net investment income ...     (0.001)        (0.013)      (0.029)      (0.030)      (0.022)      (0.011)
                                                   --------       --------     --------     --------     --------     --------
Net asset value, end of period .................   $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                   ========       ========     ========     ========     ========     ========
Total return ...................................       0.06%*         1.35%        2.90%        3.09%        2.21%        1.16%
Ratios/supplemental data
        Net assets, end of period (in millions)    $    217       $    268     $    225     $    171     $    133     $    134
        Ratio of expenses to average net assets        0.43%**        0.48%        0.47%        0.50%        0.50%        0.29%
        Ratio of net investment income to
                average net assets .............       0.13%**        1.28%        2.80%        3.04%        2.20%        1.17%

The expense and net investment income ratios without the effect of the 2005 Adviser's and Administrator's contractual caps on fees and the 2009 waiver of a portion of Adviser, Administrator and distribution fees were (note 3):

        Ratio of expenses to average net assets        0.52%**        0.49%          ++           ++           ++         0.49%
        Ratio of net investment income (loss) to
                average net assets .............       0.04%**        1.27%          ++           ++           ++         0.96%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

        Ratio of expenses to average net assets    0.43%#**         0.48%#         0.47%        0.49%        0.50%      0.28%#

                                                                                  SERVICE SHARES
                                                  ----------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED                             YEAR ENDED MARCH 31,
                                                   9/30/09        ------------------------------------------------------------
                                                  (UNAUDITED)       2009         2008         2007         2006         2005
                                                   --------       --------     --------     --------     --------     --------
Net asset value, beginning of period ...........   $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                   --------       --------     --------     --------     --------     --------
Income from investment operations:
        Net investment income ..................     0.000a          0.011        0.026+       0.028+       0.019+       0.009+
                                                   --------       --------     --------     --------     --------     --------
Less distributions:
        Dividends from net investment income ...   (0.000)a         (0.011)      (0.026)      (0.028)      (0.019)      (0.009)
                                                   --------       --------     --------     --------     --------     --------
Net asset value, end of period .................   $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                   ========       ========     ========     ========     ========     ========
Total return ...................................       0.01%*         1.10%        2.64%        2.83%        1.96%        0.90%
Ratios/supplemental data
        Net assets, end of period (in millions)    $     53       $     70     $     71     $     88     $     93     $     72
        Ratio of expenses to average net assets        0.55%**        0.73%        0.72%        0.75%        0.75%        0.53%
        Ratio of net investment income to
                average net assets .............       0.02%**        1.10%        2.55%        2.78%        1.94%        0.92%

The expense and net investment income ratios without the effect of the 2005 Adviser's and Administrator's contractual caps on fees and the 2009 waiver of a portion of Adviser, Administrator and distribution fees were (note 3):

        Ratio of expenses to average net assets        0.77%**        0.74%          ++           ++           ++         0.75%
        Ratio of net investment income (loss) to
                average net assets .............      (0.20)%**       1.09%          ++           ++           ++         0.71%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

        Ratio of expenses to average net assets    0.55%#**         0.73%#         0.72%        0.75%        0.75%      0.53%#

----------
a     Amount represents less than $.001 per share.
+     Per share amounts have been calculated using the monthly average shares method.
++ No reduction in the Adviser's and the Administrator's fees was required during the period.
#     Net of contractual caps on fees and/or fee waivers.
*     Not annualized.
**    Annualized.

                 See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                  ORIGINAL SHARES
                                                  ----------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED                             YEAR ENDED MARCH 31,
                                                   9/30/09        ------------------------------------------------------------
                                                  (UNAUDITED)       2009         2008         2007         2006         2005
                                                   --------       --------     --------     --------     --------     --------
Net asset value, beginning of period ...........   $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                   --------       --------     --------     --------     --------     --------
Income from investment operations:
        Net investment income ..................     0.000a          0.010        0.042+       0.047+       0.032+       0.014+
                                                   --------       --------     --------     --------     --------     --------
Less distributions:
        Dividends from net investment income ...   (0.000)a         (0.010)      (0.042)      (0.047)      (0.032)      (0.014)
                                                   --------       --------     --------     --------     --------     --------
Net asset value, end of period .................   $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                   ========       ========     ========     ========     ========     ========
Total return ...................................       0.03%*         1.03%        4.30%        4.80%        3.25%        1.41%
Ratios/supplemental data
        Net assets, end of period (in millions)    $    549       $    625     $    808     $    685     $    429     $    354
        Ratio of expenses to average net assets        0.23%**        0.43%        0.43%        0.44%        0.45%        0.27%
        Ratio of net investment income to
                average net assets .............       0.06%**        1.06%        4.18%        4.72%        3.25%        1.42%

The expense and net investment income ratios without the effect of the 2005 Adviser's and Administrator's contractual caps on fees and the 2009 wiaver of a portion of Adviser, Administrator and distribution fees were (note 3):

        Ratio of expenses to average net assets        0.50%**        0.47%          ++           ++           ++         0.45%
        Ratio of net investment income (loss) to
                average net assets .............      (0.21)%**       1.03%          ++           ++           ++         1.24%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

        Ratio of expenses to average net assets    0.23%#**         0.43%#         0.43%        0.44%        0.45%      0.27%#

                                                                                  SERVICE SHARES
                                                  ----------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED                             YEAR ENDED MARCH 31,
                                                   9/30/09        ------------------------------------------------------------
                                                  (UNAUDITED)       2009         2008         2007         2006         2005
                                                   --------       --------     --------     --------     --------     --------
Net asset value, beginning of period ...........   $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                   --------       --------     --------     --------     --------     --------
Income from investment operations:
        Net investment income ..................     0.000a          0.008        0.040+       0.045+       0.030+       0.012+
                                                   --------       --------     --------     --------     --------     --------
Less distributions:
        Dividends from net investment income ...   (0.000)a         (0.008)      (0.040)      (0.045)      (0.030)      (0.012)
                                                   --------       --------     --------     --------     --------     --------
Net asset value, end of period .................   $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                   ========       ========     ========     ========     ========     ========
Total return ...................................       0.00%*         0.84%        4.04%        4.54%        3.00%        1.16%
Ratios/supplemental data
        Net assets, end of period (in millions)    $    253       $    325     $  1,099     $  1,079     $    887     $    578
        Ratio of expenses to average net assets        0.29%**        0.64%        0.68%        0.69%        0.70%        0.52%
        Ratio of net investment income to
                average net assets .............       0.01%**        1.00%        3.93%        4.46%        3.02%        1.16%

The expense and net investment income ratios without the effect of the 2005 Adviser's and Administrator's contractual caps on fees and the 2009 wiaver of a portion of Adviser, Administrator and distribution fees were (note 3):

        Ratio of expenses to average net assets        0.74%**        0.71%          ++           ++           ++         0.70%
        Ratio of net investment income (loss) to
                average net assets .............      (0.44)%**       0.92%          ++           ++           ++         0.98%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

        Ratio of expenses to average net assets    0.29%#**         0.64%#         0.68%        0.69%        0.70%      0.52%#

----------
a     Amount represents less than $.001 per share.
+     Per share amounts have been calculated using the monthly average shares method.
++ No reduction in the Adviser's and the Administrator's fees was required during the period.
#     Net of contractual caps on fees and/or fee waivers.
*     Not annualized.
**    Annualized.

                 See accompanying notes to financial statements.

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on April 1, 2009 and held for the six months ended September 30, 2009.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED SEPTEMBER 30, 2009

                                          BEGINNING    ENDING       EXPENSES
                            ACTUAL         ACCOUNT     ACCOUNT     PAID DURING
                        TOTAL RETURN(1)     VALUE       VALUE     THE PERIOD(2)
--------------------------------------------------------------------------------
CASH FUND
Original Shares              0.05%        $1,000.00   $1,000.50       $2.51
Service Shares               0.01%        $1,000.00   $1,000.10       $3.01
--------------------------------------------------------------------------------
TAX-FREE FUND
Original Shares              0.06%        $1,000.00   $1,000.60       $2.16
Service Shares               0.01%        $1,000.00   $1,000.10       $2.76
--------------------------------------------------------------------------------
GOVERNMENT FUND
Original Shares              0.03%        $1,000.00   $1,000.30       $1.15
Service Chares               0.00%        $1,000.00   $1,000.00       $1.45
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.50% AND 0.60%, RESPECTIVELY, FOR CASH FUND ORIGINAL SHARES AND SERVICE SHARES, 0.43% AND 0.55%, RESPECTIVELY, FOR TAX-FREE FUND ORIGINAL SHARES AND SERVICE SHARES, AND 0.23% AND 0.29%, RESPECTIVELY, FOR GOVERNMENT FUND ORIGINAL SHARES AND SERVICE SHARES MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of each of the respective Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the portfolios of the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the respective Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

SIX MONTHS ENDED SEPTEMBER 30, 2009

                        HYPOTHETICAL
                         ANNUALIZED     BEGINNING    ENDING      EXPENSES
                            TOTAL        ACCOUNT     ACCOUNT    PAID DURING
                           RETURN         VALUE       VALUE     THE PERIOD
--------------------------------------------------------------------------------
CASH FUND
Original Shares            5.00%        $1,000.00   $1,022.56      $2.54
Service Shares             5.00%        $1,000.00   $1,022.06      $3.04
--------------------------------------------------------------------------------
TAX-FREE FUND
Original Shares            5.00%        $1,000.00   $1,022.91      $2.18
Service Shares             5.00%        $1,000.00   $1,022.31      $2.79
--------------------------------------------------------------------------------
GOVERNMENT FUND
Original Shares            5.00%        $1,000.00   $1,023.92      $1.17
Service Chares             5.00%        $1,000.00   $1,023.61      $1.47
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.50% AND 0.60%, RESPECTIVELY, FOR CASH FUND ORIGINAL SHARES AND SERVICE SHARES, 0.43% AND 0.55%, RESPECTIVELY, FOR TAX-FREE FUND ORIGINAL SHARES AND SERVICE SHARES, AND 0.23% AND 0.29%, RESPECTIVELY, FOR GOVERNMENT FUND ORIGINAL SHARES AND SERVICE SHARES MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

                    SHAREHOLDER MEETING RESULTS (UNAUDITED)

      A Meeting of Shareholders  of Pacific  Capital Cash Assets Trust,  Pacific
Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Assets Trust (collectively the "Trust") was held on September 23, 2009. The holders of shares representing 69.5% of the Trust's total net asset value of the Trust's shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1.    To elect Trustees.

                             DOLLAR AMOUNT OF VOTES:
                             -----------------------
        TRUSTEE                 FOR                     WITHHELD
        -------                 ---                     --------
        Thomas W. Courtney      $1,058,398,463          $2,421,459
        Diana P. Herrmann       $1,058,422,395          $2,397,528
        Stanley W. Hong         $1,058,422,395          $2,397,528
        Richard L. Humphreys    $1,058,406,550          $2,413,373
        Bert A. Kobayashi, Jr.  $1,058,422,395          $2,397,538
        Theodore T. Mason       $1,058,422,395          $2,397,528
        Glenn P. O'Flaherty     $1,058,422,395          $2,397,528
        Russell K. Okata        $1,058,406,550          $2,413,373

2. To ratify the selection of Tait, Weller & Baker LLP as the Trust's independent registered public accounting firm.

                             DOLLAR AMOUNT OF VOTES:
                             -----------------------
        FOR                     AGAINST                 ABSTAIN
        ---                     -------                 -------
        $1,060,137,375          $234,411                $448,137

ADDITIONAL INFORMATION (UNAUDITED)

RENEWAL OF INVESTMENT ADVISORY AGREEMENT

      Renewal until June 30, 2010 of the Investment Advisory Agreement (the "Advisory Agreement") for each fund between the Trust and the Adviser was approved by the Board of Trustees and the independent Trustees in May, 2009. At a meeting called and held for the foregoing purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

      o     Copies of the agreements to be renewed;

      o     A term sheet describing the material terms of the agreements;

      o     The Annual Report of the Trust for the year ended March 31, 2009;

      o A report, prepared by the Adviser and Administrator and provided to the Trustees for the Trustees' review, containing data about the performance of each of the portfolios and data about their respective fees, expenses, purchases and redemptions of their shares together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Adviser and the Administrator; and

      o Quarterly materials reviewed at prior meetings on each portfolio's performance, operations, portfolio and compliance.

      The Trustees considered each Advisory Agreement separately. The Trustees reviewed materials relevant to, and considered, the following factors as to each agreement and reached the conclusions described.

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE ADVISER.

      The investment objective of each of the Trust's portfolios is to seek to provide safety of principal while achieving as a high a level of liquidity and of current income (and with respect to the Tax-Free Fund, current income exempt from Federal and Hawaii income taxes). To achieve these objectives, the Adviser has provided management of each fund's portfolio, as well as provided facilities for credit analysis of each of the funds' portfolio securities.

      The Board noted that the Adviser, with the intent of addressing risk in the financial markets, had modified its current investment strategy for each of the funds by:

      1)    Selling   securities   when   appropriate  to  reduce  risk,   while
            deemphasizing yield;

      2) Utilizing new permitted investments, including securities issued or guaranteed by the Federal Deposit Insurance Corporation and Treasury-backed municipal bonds to be repaid by government securities held in escrow; and

      3) Making expanded use of money-market funds in order to capture higher rates of return as short-term interest rates continued to fall.

      Furthermore, with respect to the Cash Fund and the Government Securities Fund, the Adviser has managed the investment portfolios in order to achieve AAA ratings from Standard and Poor's.

      The Board considered that the Adviser had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Trust, given that its purpose is to provide shareholders with safety of principal while achieving as a high a level of liquidity and of current income.

      The Board concluded that the services provided were appropriate and exemplary in light of the severe market conditions, and that the Trust would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement.

THE  INVESTMENT  PERFORMANCE  OF THE  TRUST  (AND  EACH OF ITS  PORTFOLIOS)  AND
ADVISER.

      The Board reviewed each aspect of each fund's performance and compared its performance with that of its respective benchmark. It was noted that the materials provided by the Administrator indicated that compared to each fund's respective benchmark, the Trust's portfolios had investment performance, considered to be returns after all fees and expenses, that was comparable to the benchmark for one-, five- and ten-year periods. The Board considered these results to be consistent with the purposes of each of the Trust's portfolios.

      The Board concluded that the performance of each fund, in light of market conditions, was satisfactory. Evaluation of this factor indicated to the Trustees that renewal of each Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE TRUST (AND EACH OF ITS PORTFOLIOS).

      The information contained expense data for each fund and its major local competitor as well as data for each of the funds with respect to their respective peer groups, including data for money market funds of a comparable asset size. The materials also showed the profitability to the Adviser of its services to the Trust.

      The Board compared the expense and fee data with respect to each of the portfolios to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the each of the portfolios and the fees paid were similar to and were reasonable as compared to those being paid by its local competitor and by other money market funds nationwide.

      The Board considered that the foregoing indicated the appropriateness of the costs of the services to the Trust, which was being well managed as indicated by the factors considered previously.

      The Board noted that the Adviser had recently taken action to maintain a positive yield for shareholders of the Funds. In response to interest rates which had declined to historically low levels, a) the Adviser had waived, and may continue to waive, a portion of its management fees for the Government Securities Fund and, subsequent to the time of the contract renewal, the Adviser waived a portion of its management fees for the other two funds; and b) payments of certain fees under each of the funds' Distribution Plans for Service Shares had been, and may continue to be, reduced. It had informed the Trust that it intends to continue to take reasonably practicable steps to maintain a positive yield for shareholders of each of the funds.

      The Board further concluded that the profitability to the Adviser did not argue against approval of the fees to be paid under each Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE TRUST, AND ITS PORTFOLIOS, GROWS.

      Data provided to the Trustees showed that the asset size of each of the portfolios had been generally increasing until the fourth quarter of 2008. The Trustees also noted that the materials indicated that each portfolio's fees were generally comparable to those of its peers, including those with breakpoints. In addition it was observed that on July 23, 2008 a new Advisory Agreement for each fund incorporating breakpoints in fee rates had become effective; it addressed questions of economies of scale to the Trustees' satisfaction and had been approved by shareholders on July 16, 2008. Evaluation of this factor indicated to the Board that each Advisory Agreement should be renewed without a change of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE TRUST (AND EACH OF ITS PORTFOLIOS).

      The Board observed that, as is generally true of most fund complexes, the Adviser and its affiliates, by providing services to a number of funds or other investment clients including the Trust's three portfolios, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Adviser and its affiliates, it also makes their services available to the three portfolios of the Trust at favorable levels of quality and cost which are more advantageous to the Trust's portfolios than would otherwise have been possible.

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust's entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Administrator publicly discloses the complete schedule of the Trust's portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust's portfolio holding schedule for the most recently completed period by visiting the Trust's website at www.aquilafunds.com. This information remains on the website until the next such posting. Whenever you wish to see a listing of your Trust's portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holdings for each of the three portfolios with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The three portfolios of the Trust do not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2009 with respect to which any of the three portfolios of the Trust were entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at www.sec.gov.

                               INVESTMENT ADVISER
                    Asset Management Group of Bank of Hawaii
                     P.O. Box 3170 o Honolulu, Hawaii 96802

                                 ADMINISTRATOR
                        Aquila Investment Management LLC
           380 Madison Avenue, Suite 2300 o New York, New York 10017

                               BOARD OF TRUSTEES
                            Theodore T. Mason, Chair
                         Diana P. Herrmann, Vice Chair
                               Thomas W. Courtney
                                Stanley W. Hong
                              Richard L. Humphreys
                             Bert A. Kobayashi, Jr.
                              Glenn P. O'Flaherty
                                Russell K. Okata

                         FOUNDER AND CHAIRMAN EMERITUS
                                Lacy B. Herrmann

                                    OFFICERS
                          Diana P. Herrmann, President
                Charles E. Childs, III, Executive Vice President
                         Sherri Foster, Vice President
                  Robert W. Anderson, Chief Compliance Officer
           Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                          Edward M.W. Hines, Secretary

                                  DISTRIBUTOR
                           Aquila Distributors, Inc.
              380 Madison Avenue, Suite 2300 o New York, NY 10017

                    TRANSFER AND SHAREHOLDER SERVICING AGENT
                        PNC Global Investment Servicing
                     101 Sabin Street o Pawtucket, RI 02860

                                   CUSTODIAN
                           JPMorgan Chase Bank, N.A.
                   1111 Polaris Parkway o Columbus, OH 43240

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            Tait, Weller & Baker LLP
            1818 Market Street, Suite 2400 o Philadelphia, PA 19103

               Further information is contained in the Prospectus
                  which must precede or accompany this report.


ITEM 2.  CODE OF ETHICS.

	Not applicable

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

	Not applicable

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

	Not applicable

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.


SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


CASH ASSETS TRUST


By:  /s/  Diana P. Herrmann
----------------------------------
Vice Chair, President and Trustee
December 3, 20009


By:  /s/  Joseph P. DiMaggio
------------------------------------
Chief Financial Officer and Treasurer
December 3, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
----------------------------------
Diana P. Herrmann
Vice Chair, President and Trustee
December 3, 2009


By:  /s/  Joseph P. DiMaggio
------------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
December 3, 2009




CASH ASSETS TRUST

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.